Risk management and concentrations of risk	6 Months Ended
Jun. 30, 2018
Risks and Uncertainties [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]
13. Risk management and concentrations of risk

Derivative instruments can be used in accordance with the overall risk management policy.

Foreign currency risk

All financing, interest expenses from financing and most of the Partnership’s revenue and expenditures for vessel improvements are denominated in U.S. dollars. Certain operating expenses can be denominated in currencies other than U.S. dollars. For the three and six months ended June 30, 2018, and 2017, no derivative financial instruments have been used to manage foreign exchange risk. The Gallant time charter provides that revenues are denominated 90% in U.S. dollars and 10% in Egyptian pounds, or as otherwise agreed between the parties from time to time. For the three and six months ended June 30, 2018, the revenues from the
Höegh Gallant
were denominated 97% in U.S. dollars and 3% in Egyptian pounds. For the three and six months ended June 30, 2017, the revenues from the
Höegh Gallant
were denominated 94% in U.S. dollars and 6% in Egyptian pounds. A limited amount of operating expenses was also denominated in Egyptian pounds. Due to restrictions in Egypt, exchangeability between Egyptian pounds and other currencies was more than temporarily lacking or limited during 2017 and the six months ended June 30, 2018. There are two official published rates for Egyptian pounds. The lower rate is applied in the Partnership’s consolidated financial statements for revenues, expenses, assets and liabilities. For all of 2017 and for the three and six months ended June 30, 2018, the Partnership agreed to the payment of monthly revenues denominated in Egyptian pounds that aligned with its working capital needs for the next month which reduced its foreign exchange rate exposure and the risk of loss to a minimal amount in the event Egyptian pound was devalued.

Interest rate risk

Interest rate swaps are utilized to exchange a receipt of floating interest for a payment of fixed interest to reduce the exposure to interest rate variability on its outstanding floating-rate debt. As of June 30, 2018, there are interest rate swap agreements on the Lampung, Gallant and Grace facilities’ floating rate debt that are designated as cash flow hedges for accounting purposes. As of June 30, 2018, the following interest rate swap agreements were outstanding:

	Interest		Fair Value carrying		Fixed interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	assets	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$145,615	106	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	119,438	918	Sept 2019	1.9%
Grace interest rate swaps (2)	LIBOR	$130,688	835	March 2020	2.3%

1) Excludes the margins paid on the floating-rate debt.
2) All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets.

	Current	Long-term	Current	Long-term
	assets:	assets:	liabilities:	liabilities:
	derivative	derivative	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments	instruments	instruments
As of June 30, 2018
Interest rate swaps	$973	$1,217	$(331)	$—
As of December 31, 2017
Interest rate swaps	$—	$228	$(2,015)	$(2,102)

The following effects of cash flow hedges relating to interest rate swaps are included in gain on derivative financial instruments in the consolidated statements of income for the three and six months ended June 30, 2018 and 2017.

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars)	2018	2017	2018	2017
Interest rate swaps:
Ineffective portion of cash flow hedge	$(21)	(354)	22	$(350)
Amortization of amount excluded from hedge effectiveness	779	815	1,581	1,688
Reclassification from accumulated other comprehensive income	(214)	(214)	(428)	(428)
Unrealized gains (losses)	544	247	1,175	910
Realized gains (losses)	—	—	—	—
Total gains (losses) on derivative instruments	$544	247	1,175	$910

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated statements of changes in partners’ capital and other comprehensive income is as follows for the periods ended and as of June 30, 2018 and 2017.

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2017	$(3,612)	864	(2,748)	$(2,748)
Effective portion of unrealized loss on cash flow hedge	4,144	—	4,144	4,144
Reclassification of amortization of cash flow hedge to earnings	428	(165)	263	263
Other comprehensive income for period	4,572	(165)	4,407	4,407
Balance as of June 30, 2018	$960	699	1,659	$1,659

	Cash Flow Hedge
(in thousands of U.S. dollars)	Before tax gains (losses)	Tax benefit (expense)	Net of tax	Accumulated OCI
Balance as of December 31, 2016	$(6,947)	1,211	(5,736)	$(5,736)
Effective portion of unrealized loss on cash flow hedge	(317)	—	(317)	(317)
Reclassification of amortization of cash flow hedge to earnings	428	(175)	253	253
Other comprehensive income for period	111	(175)	(64)	(64)
Balance as of June 30, 2017	$(6,836)	1,036	(5,800)	$(5,800)

Credit risk

Credit risk is the exposure to credit loss in the event of non-performance by the counterparties related to cash and cash equivalents, restricted cash, trade receivables and interest rate swap agreements. In order to minimize counterparty risk, bank relationships are established with counterparties with acceptable credit ratings at the time of the transactions. Credit risk related to receivables is limited by performing ongoing credit evaluations of the customers’ financial condition. In addition, Höegh LNG guarantees the payment of the
Höegh Gallant
time charter hire by EgyptCo under certain circumstances. PGN also guarantees PGN LNG's obligations under the
PGN FSRU Lampung
time charter. The other time charters do not have parent company guarantees.

Concentrations of risk

Financial instruments, which potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade receivables and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership does not have a policy of requiring collateral or security. Cash and cash equivalents and restricted cash are placed with qualified financial institutions. Periodic evaluations are performed of the relative credit standing of those financial institutions. In addition, exposure is limited by diversifying among counterparties. There are three charterers so there is a concentration of risk related to trade receivables. Credit risk related to trade receivables is limited by performing ongoing credit evaluations of the customer’s financial condition. In addition, Höegh LNG guarantees the payment of the
Höegh Gallant
time charter hire by EgyptCo under certain circumstances. No impairment loss was recorded for the three and six months ended June 30, 2018 and 2017 and the year ended December 31, 2017. While the maximum exposure to loss due to credit risk is the book value of trade receivables at the balance sheet date, should any of the time charters for the
PGN FSRU Lampung
, the
Höegh Gallant
or the
Höegh Grace
terminate prematurely, there could be delays in obtaining a new time charter and the rates could be lower depending upon the prevailing market conditions.